Note 8 - Equity: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.04	$Nil

January 7, 2014 – Grant to director	750,000	$0.81	4.27	$Nil
Outstanding at September 30, 2014	4,000,000	$0.61	4.08	$Nil